Consolidated Statements of Financial Position $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
CURRENT ASSETS:
Cash and cash equivalents	$ 14,621	$ 10,734
Restricted short-term bank deposits	70	68
Other receivables and prepaid expenses	389	217
TOTAL CURRENT ASSETS	15,080	11,019
NON-CURRENT ASSETS:
Property and equipment, net	1,194	1,472
Right-of-use assets, net	101	208
Investments in a joint venture accounted for using the equity method	272
TOTAL NON-CURRENT ASSETS	1,567	1,680
TOTAL ASSETS	16,647	12,699
CURRENT LIABILITIES:
Current maturities of long-term loans from related party	220
Accounts payable and accruals:
Trade	46	43
Other	510	446
Current maturities of lease liabilities	127	96
TOTAL CURRENT LIABILITIES	903	585
NON-CURRENT LIABILITIES:
Long-term loans from related party, net of current maturities	882	1,062
Other long-term loan	129	134
Lease liabilities, net of current maturities		123
TOTAL NON-CURRENT LIABILITIES	1,011	1,319
COMMITMENTS
TOTAL LIABILITIES	1,914	1,904
EQUITY:
Common shares	98	76
Share premium	23,121	15,179
Foreign currency translation reserve	(103)	1,576
Accumulated deficit	(8,383)	(6,036)
TOTAL EQUITY	14,733	10,795
TOTAL LIABILITIES AND EQUITY	$ 16,647	$ 12,699